UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Address of principal executive offices)(Zip code)

David Y.S. Chiueh

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: September 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

Upright Growth Fund

September 30, 2007

TABLE OF CONTENTS

Shareholders Letter…………………………………………………………………………………….

1

Schedule of Investments ………………………………………………………………………………

4

Statement of Assets and Liabilities…………………………………………………………………….

6

Statement of Operations………………………………………………………………………………..

7

Statements of Changes in Net Assets…………………………………………………………………..

8

Notes to the Financial Statements………………………………………………………………………

9

Financial Highlights……………………………………………………………………………………

12

Report of Independent Registered Public Accounting Firm………………………………………….

13

Fund Expense………………………………………………………………………………………….

14

Security Holdings By Industry Sector…………………………………………………………………

15

Trustees And Officers…………………………………………………………………………………

16

November 28, 2007

Dear Investor:

We are pleased to present you the Annual Report of the Upright Growth Fund for the fiscal year from October 1, 2006 to September 30, 2007.  The Fund produced a total growth return of 5.75%.  The S&P 500 Index (large companies) yielded a 14.29% return excluding dividends. For calendar year 2007 from January 1 to September 30, Upright Growth Fund produced 6.77% compared to S&P 500 7.65%.

Market Review

The market downward spiral began in mid 2000 and hit the bottom in October 2002.  Since then, it has been a steady recovery.  S&P 500 finally reached the record high this past summer.  On the other hand, NASDAQ still needs to grow approximately 87% to reach its high in 2000.

Over the last few months, the market has been in an adjustment mode.  The general investors seem to have forgotten the risks and lessons learned in a highly volatile market 4 years ago.  Steady growth is viewed as too slow and no longer desired.  Speedy return is the main stream.

Momentum players drive speedy return in 2007.  Investors who prefer momentum players pick the stocks at a high price in anticipation of higher price upon sale.  Those stocks, such as Amazon and Baidu, are overly priced per their PE ratio, 83 and 160 respectively.  Their growth rates are forecasted at 45% and 65%.  Wall Street deems these momentum players as high growth, thus they have attracted increasing investments.  Upright will caution our shareholders not to follow the irrational momentum.

In the meantime, Upright Growth Fund holds both Apple and Google which are absolutely leaders of the momentum players.  The difference is that these two holdings are supported by strong products and services in their niche markets.  Apple’s PE ratio is 38, forecast earning growth is 30%, and it yielded a proud 63% earning growth in September, 2007.  Contrasted to Amazon, Apple is fairly reasonable.

Portfolio Review

Upright Fund performance trailed the S&P 500 by less than one percent.  We consistently pursuit steady growth in a high momentum market.  If we follow the trend to focus on the momentum player stocks, the high risk may eventually be reflected in the price correction which will result high loss.  We also want to avoid anxiety and maintain clarity to invest wisely.

We consistently select stocks based on their valuation.  It takes time for the quality stocks to yield good returns.  You and the Upright Team both need patience to see our efforts come to fruition.

Here is a brief review of some of the Fund’s top holdings:

Silicon Motion Technology –This stock is newly added to the top holdings.  The original purchase price was around $13.  We evaluated its value when it reached a price $26 in the summer. We determined that $26 is  a fair value, especially in the booming industry of NAND Flash.  The company offers very competitive and diverse products.  Their earning has been strong.  We believe this stock still has room to grow.

Sandisk – The Fund started selling portions of this stock when it reached the target price at $55-65.  Due to the dramatic market fluctuations, the Fund could not sell all the shares at its high. Unfortunately, the stock experienced a severe correction of more than 20%.  The current price is at an ideal buying price of $37.  We also noticed that there has been an increase of insider purchases around this price.

United Health Group (UNH) – The stock is one of the top five holdings, but sadly has been stagnant for the past two years. The lag did impact our performance. However, it is under priced and has potential growth.  We will continue monitoring closely.

Pfizer – After the pharmaceutical sector bounced from its low, Pfizer underperformed compared to its competitors.  With a strong pipeline of 40+ products in Phase 2 and Phase 3 trials, the stock clearly has upside opportunities if there is drug approval or merger and acquisition activities.  The 4.5% dividend is another reason to hold.

Merck is a winner in our pharmaceutical holdings.  It has doubled in value since acquisition three years ago. Unfortunately, the weight of these two stocks in our portfolio is around 5 to 1, so the performance contribution from Merck is limited.  We expected the drug sector to rise from the bottom in the past two years.

Google – We continue to hold Google for its long term growth value.  The stock price fluctuates widely and recently reached $700 per share which generated a nice profit of approximate $250 per share.

Investment Philosophies

An investor’s worst characteristics are greed, fear, and impatience.  Greed can cause investors to hold on stocks and not sell at a targeted profit.  Most stock prices cyclically go through adjustments.  During the fluctuation, fear can cause investors to dump the volatile stocks, and impatience can consequentially result in selling at a loss.

The market is going through a correction.  Our approach to manage the Fund is to follow our strategy of selecting quality stocks and focus on long term growth.  United Health Group, though one of the non-performing stocks in the portfolio this past year, remains a top holding because of the profitable history and a reasonable stock price for its earnings.  It may take a considerable amount of time to adequately reflect its value.  Warren Buffet recently increased his holding of UNH four times.  We respect his decision because we also are confident in UNH for its long term growth potential. Since September 30,2007, UNH has been inching up 10%.  This great performance is however not reflected in our Fund performance due to the fiscal year cut-off date.

We appreciate your trust and business in the past and look forward to better portfolio performance in the near future.

Sincerely,

David Y. S. Chiueh, CFP

Portfolio Manager

This chart assumes an initial gross investment of $10,000 made on January 21, 1999 (commencement of operations).  Returns shown assume reinvestment of all dividends.  Performance reflects expense reimbursements and fee waivers in effect and do not reflect the sales charges.  Absent expense reimbursement and fee waivers, total returns would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

S&P 500 Stock Index - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

Average Annual Returns

For the Periods ended September 30, 2007

	1 -Year	5 - Year	Since Inception
Upright Growth Fund	5.85%	14.90%	1.34%
S&P 500 Index	16.44%	15.45%	4.13%
* Inception January 21, 1999

Schedule of Investments

September 30, 2007

	Number of	Market
	Shares	Value

COMMON STOCKS- 95.20%

Biotechnology- 5.12%
Amgen Incorporated *	5,100	$ 288,507
Genetech Inc. *	2,000	156,080
		444,587

Computer- 2.72%
Apple Computer Inc. *	1,000	153,469
Dell Inc. *	3,000	82,800
		236,269

Diversified Company- 6.56%
General Electric Company	2,000	82,800
Manitowoc Company Inc.	11,000	487,080
		569,880

Electronic- 8.61%
Corning Inc.	15,000	369,750
Vishay Intertechnology *	29,000	377,870
		747,620

Energy- 0.39%
El Paso Corporation	2,000	33,940

Financial Service- 1.07%
Citigroup Inc.	2,000	93,280

Healthcare- 6.30%
Unitedhealth Group Inc.	11,300	547,259

Industrial Service- 0.44%
Allied Waste Industries	3,000	38,250

Insurance- 1.56%
American International Group Inc.	2,000	135,300

Internet- 5.88%
Google Inc. *	900	510,542

Medical- 12.21%
Biovail Corp.	14,000	243,180
Merck & Co Inc.	4,000	206,760
Pfizer Incorporated.	25,000	610,525
		1,060,465

See accompanying notes to financial statements.

Schedule of Investments

September 30, 2007

Networks- 0.72%
Cisco Systems Inc. *	1,900	62,947

Retail- 4.82%
Aeropostale Inc. *	18,000	343,080
Timberland Co Cl A *	4,000	75,840
		418,920

Semiconductor- 20.27%
Intel Corp.	6,000	155,160
LSI Logic Corp. *	29,000	215,180
Micron Technology Inc. *	7,000	77,700
Silicon Motion Technology *	50,000	1,125,500
Taiwan Semiconductr Adrf	5,869	59,394
Texas Instruments Inc.	3,500	128,065
		1,760,999

Software & Services- 2.49%
Oracle Corporation *	10,000	216,500

Storage Technology- 12.15%
E M C Corp Mass *	11,000	228,800
Sandisk Corp *	15,000	826,500
		1,055,300

Telecommunication- 3.89%
Directv Group Inc *	3,000	72,840
Nokia Corp Spon Adr	7,000	265,510
		338,350

Total Common Stocks (Cost $6,691,322)		8,270,408

Short Term Investments- 1.07%
Fidelity Money Market		53,695
Fidelity Governmental Fund		689
Short Term Investments Trust Treasury Portfolio		38,597
		92,981

Total Investments (Cost $6,784,303)		8,363,389

Other Assets Less Other Liabilities- 3.73%		324,366

Total Net Assets- 100%		$ 8,687,755

* Non-income producing security

ADR- American Depository Receipt

See accompanying notes to financial statements.

Statement of Assets and Liabilities
September 30, 2007

ASSETS:
Investments, at market value (identified cost $6,784,303)	$ 8,363,389
Dividends and interest receivable	3,162
Subscriptions receivable	131,654
Receivable for investment sold	291,104

Total Assets	8,789,309

LIABILITIES:
Investment advisory fees accrued	$ 31,873
Redemption payable	41,635
Insurance fees accrued	782
Administrative fees accrued	9,562
Custody fees accrued	1,062
Professional fees accrued	11,213
Trustee fees accrued	4,215
Registration fees accrued	1,013
Other	199

Total Liabilities	101,554

NET ASSETS	$ 8,687,755

NET ASSETS CONSIST OF:
Capital stock, par value $1.00 per share, unlimited
number of shares authorized, 787,191 shares issued
and outstanding	$ 787,191
Additional paid-in capital	6,848,696
Accumulated undistributed:
Net investment loss	(502,016)
Net realized loss on investment transactions	(25,202)
Net unrealized appreciation on investments	1,579,086

Total Net Assets	$ 8,687,755

Net Asset Value, redemption price per share	11.04

See accompanying notes to financial statements.

Statement of Operations
September 30, 2007

INVESTMENT INCOME:
Dividend income	$ 86,744
Interest income	12,249

Total investment income	98,993

EXPENSES:
Investment advisory fees	124,600
Administrative fees	37,380
Custody fees	2,842
Professional fees	12,264
Trustee fees	4,015
Registration fees	84
Insurance fees	772
Other	173

Total expenses	182,130

NET INVESTMENT LOSS	(83,137)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	86,025
Change in unrealized appreciation on investments- net	467,614

Total realized and unrealized appreciation on investments- net	553,639

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 470,502

See accompanying notes to financial statements.

Statement of Changes in Net Assets

	For the Years Ended
	September 30,
	2007	2006
OPERATIONS
Net investment loss	$ (83,137)	$ (100,945)
Net realized gain on investment transactions	86,025	73,671
Net unrealized appreciation on investments	467,614	287,079

Net increase in net assets from operations	470,502	259,805

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	699,904	1,005,765
Payments for shares redeemed	(873,968)	(351,864)

Net increase in net assets from capital share transactions	(174,064)	653,901

TOTAL INCREASE IN NET ASSETS	296,438	913,706

NET ASSETS:
Beginning of period	8,391,317	7,477,611

End of period	$ 8,687,755	$ 8,391,317

CHANGES IN SHARES OUTSTANDING
Shares sold	65,861	93,259
Shares redeemed	(82,262)	(31,878)

Net increase in shares outstanding	(16,401)	61,381

Note- the Fund has no undistributed net investment income, accumulated loss, or accumulated distributions in excess of net investment income for each of the periods presented.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2007

 1. ORGANIZATION

The Upright Investments Trust (“the Trust) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an open end, diversified management investment company under the Investment Company Act of 1940.  The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares.  The Trust presently consists of one diversified investment portfolio, Upright Growth Fund (the “Fund”).  The principal investment objective of the Fund is to provide long-term growth of capital, with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles.

a)   Investment Valuation - Common stocks that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Common stocks which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.  Unlisted equity securities for which market quotations are readily available and options are valued at the current bid prices.  Debt securities which will mature in more than 60 days are valued at the latest bid prices furnished by an independent pricing service.  Short-term instruments with a remaining maturity of 60 days are valued at the latest bid prices furnished by an independent pricing service. Short-term instruments with a remaining maturity of 60 days are valued at amortized cost, which approximates market value.  Other assets and securities for which no quotations are        readily available are valued at fair value as       determined by the Upright Financial Corporation

        (“Adviser”) in accordance with procedures       approved by the Board of Directors.

b)   Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.  At September 30, 2007, the Fund had a net capital loss carryover of approximately $25,202 expiring in 2013.

c)

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually.  Distributions of the Fund’s net realized capital gains, if any, are declared at least annually.  Distributions are recorded on the ex-dividend date.  No distributions were made during 2006 or 2007.

The fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.  These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses.

d)     Other - Investment and shareholder transactions are recorded on the trade date.  Gains and losses on securities transactions are determined on the basis of identified cost.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

e)

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of         the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.   The Fund did not enter any repurchase agreements during 2006 or 2007.

f)   Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS

(CONTINUED)

SEPTEMBER 30, 2007

g)

Securities Sold Short - The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination.  The Fund records a realized gain or loss when the short position is closed out.  The fund did not have any open short positions at September 30, 2007.

h)

Securities Purchased on Margin – The Fund may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase.  No securities were purchased on margin at September 30, 2007.

3. INVESTMENT TRANSACTIONS

 The aggregate amounts of security transactions during the year ended September 30, 2007 (excluding repurchase agreements and short-term securities), were as follows:

Other than
	U.S. Govt.	U.S. Govt.
	Securities	Securities

Purchases	$ 3,090,809	-
Proceeds from sales	(3,670,827)	-

As of September 30, 2007, the gross unrealized appreciation for all securities totaled $1,725,284 and the gross unrealized depreciation for all securities totaled $ 146,198 or a net unrealized appreciation of $1,579,086 for tax purposes. The aggregate cost of securities for federal income tax purposes at September 30, 2007 was $6,784,303.  During the year ended September 30, 2007, the Fund paid no dividends nor did it have distributable earnings.

4. INVESTMENT ADVISORY AND OTHER               AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”).  Pursuant to its Investment Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of its daily net assets.  The Fund has accrued $ 31,873 of adviser fees through September 30, 2007.  During the year ended September 30, 2007 the fund paid $123,479 in advisory fees.

Upright Financial Corporation is the Fund’s administrator (the“Administrator”). As compensation for services rendered to the Fund, the Administrator is entitled to receive a fee calculated at an annual rate of. 45% of its daily net assets.  The Fund has accrued $ 9,562 of administrative fees through September 30, 2007. During the year ended September 30, 2007, the Fund paid $37,044 in administrative fees.

Mutual Shareholder Services serves as transfer agent and US Bank serves as custodian.

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser.  He is also an officer and trustee of the Fund

5. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares were as follows:

	For the year ended		For the year ended
	September 30, 2007		September 30, 2007
Shares sold	65,861	$ 699,903	93,259	$1,005,765
Shares redeemed	(82,262)	(873,968)	(31,878)	(351,864)
Net capital share Transactions	(16,401)	$ (174,065)	61,381	$ 653,901

6. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48 "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48").  FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Management has concluded that adoption of FIN 48 will not result in a material impact on the Fund’s net assets, results of operations and financial statement disclosures.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2007

6. RECENT ACCOUNTING PRONOUNCEMENTS (CONTINUED)

In September 2006, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”.  This standard establishes a single authoritative definition of fair value, sets up a framework for measuring fair value and expands disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  Management is currently evaluating the impact of adoption of SFAS No. 157 will have on the Fund’s financial statements.

Financial Highlights
Selected data for a share outstanding throughout each year.

	Year Ended September 30,
	2007	2006	2005	2004	2003
PER SHARE DATA
Net asset value, beginning of year	$ 10.44	$ 10.07	$ 8.86	$ 8.35	$ 5.51

Investment operations:
Net investment loss	(0.11)	(0.13)	(0.15)	(0.14)	(0.12)
Net realized and unrealized gain (loss) on investments	0.71	0.50	1.36	0.65	2.96

Total from investment operations	0.60	0.37	1.21	0.51	2.84

Less distributions from net investment income	-	-	-	-	-

Net asset value, end of year	$ 11.04	$ 10.44	$ 10.07	$ 8.86	$ 8.35

TOTAL RETURN	5.75%	3.67%	13.64%	6.11%	51.54%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	8,687	8,391	7,478	5,696	3,845

Ratio of net expenses to average net assets	2.25%	2.21%	2.28%	2.15%	2.48%
Ratio of net investment income (loss) to average net assets	(1.03%)	(1.65%)	(2.20%)	(1.55%)	(2.38%)
Ratio of net expenses to average net assets (without fee waiver)	2.25%	2.21%	2.28%	2.15%	2.48%
Ratio of net investment income (loss) to average net assets (without fee waiver)	(1.03%)	(1.65%)	(2.20%)	(1.55%)	(2.38%)
Portfolio turnover rate	38.47%	30.87%	55.49%	37.76%	20.40%

Note: the Fund used the average share method to calculate selected data per share throughout each year.

Meyler & Company, LLC

Certified Public Accountants

One Arin Park

1715 Highway 35

Middletown, NJ 07748

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees

Upright Growth Fund

Livingston, New Jersey

We have audited the accompanying statement of assets and liabilities of the Upright Growth Fund (the “Fund”), including the schedule of investments, as of September 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Upright Growth Fund as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                /s/ Meyler & Company, LLC

Middletown, NJ

November 28, 2007

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330

FUND EXPENSES

A shareholder of each Fund incurs two types of costs: (1) transaction costs, such as sales charge if applied, and (2) ongoing costs, including investment advisory fees and other fund expenses. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2006 through September 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expense. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, then multiply the result by the number in the first line under the heading entitled “Expensed Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Upright Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2007	September 30, 2007	April 1, 2007 to September 30, 2007

Actual	$1,000.00	$1,069.77	$11.64
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.75	$11.33

* Expenses are equal to each Fund's annualized expense ratio of 2.25%, multiplied by the average account value over the period, Multiplied by 183/366 (to reflect the one-half year period).

UPRIGHT GROWTH FUND

 Security Holdings By Industry Sector

September 30, 2007

The following chart gives a visual breakdown of the Fund by the industry sectors. The underlying securities represent a percentage of the portfolio investments.

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  A majority of Upright‘s board members are independent, meaning that they have no affiliation with Upright or the funds they oversee.

The Fund is not part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With Trust	Principal Occupations (Past 5 Years)	Other Directorships Held by Trustee
David Y.S. Chiueh[1] 615 west Mt. Pleasant Ave Livingston, NJ 07039 Year of Birth: 1957	Trustee since 1998; Chairman of the Board and Chief Executive Officer since 1998	President of the Investment Adviser since 1990; He held the license of Certified Financial planner since 1991.	None

1 David Y.S Chiueh is “interested persons” of the Trust because he is officer of the Trust.  In addition, he may be deemed to be “interested persons” of the Trust because he is officer of the Fund’s adviser.

The following table provides information regarding each Trustee who is a “Non-interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With Trust	Principal Occupations (Past 5 Years)	Other Directorships Held by Trustee
Wellman Wu Kam Man Food Inc. 511 Old Post Road Edison, NJ 08817 Year of Birth: 1942	Trustee since 1998

President of Kam Man Food Corp. in New Jersey since 1996 and Vice-president of Kam Man Food Inc in New York since 1972. He also served as President of Kam Kuo Food Corp. in New York since 1992. The Kam Man Group is one of biggest supermarket of Chinese food in east coast.

None
Carol Jou 615 west Mt. Pleasant Ave Livingston, NJ 07039 Year of Birth: 1964	Trustee since December 2005	IT application systems Engineer, Schering-Plough Pharmaceutical Corporation, Kenilworth (2001 to 2005); IT application systems Engineer, Novartis Pharmaceutial Corporation ( 2005 to present)	None

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 973-533-1818.

Investment Adviser & Administrator

Upright Financial Corporation

615 West Mt. Pleasant Avenue

Livingston, NJ 07039

Custodian

US Bank

1555 N. River Center Drive

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Meyler & Company, LLC

One Arin Park

1715 Highway 35

Middletown, NJ 07748

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Road, Suite C

Brecksville, OH 44141

Trustees

David Y.S. Chiueh

Wellman Wu

Carol Jou

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: September 19, 2008

By : /s/ Wellman Wu

Wellman Wu

Chief Financial Officer

Date: September 19, 2008

Item 2. Code of Ethics.

(a)   As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)   For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)   Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)   Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)   Compliance with applicable governmental laws, rules, and regulations;

(4)   The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c)   Amendments

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Board of Directors has created a permanent audit committee, on 10/10/03,  the head is Mr. Wellman Wu, who is qualified as financial expert under current SEC regulations.   He has more than 15 years experience of actively supervising a principal financial officer and controller. Each member of the audit committee is “independent”, as that term is defined under applicable law.  The audit committee meets at least annually with the independent accountants (CPA) and executive officers of the Company.  The audit committee reviews, among other matters, the accounting principles being applied by the Company in financial reporting, the scope and adequacy of internal controls, and the responsibilities and fees of the independent accountants.  The recommendations of the audit and committee are reported to the full Board.

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees

FY 2007

$ 8,400

FY 2006

$ 8,000

(b) Audit-Related Fees

FY 2007

$ 0

FY 2006

$ 0

Nature of the fees:

N/A

(c) Tax Fees

FY 2007

$ 0

FY 2006

$ 0

Nature of the fees:

N/A

(d)  All Other Fees

FY 2007

$ 0

FY 2006

$ 0

Nature of the fees:

N/A

(e)

(1) Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Percentages of Services Approved by the Audit Committee

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

100%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)   The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

FY 2007

$ 0

FY 2006

$ 0

(h)  The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)   Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) EX-99.CODE ETH.  Filed herwith.

(a)(2) EX-99.CERT.  Filed herewith.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)  EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date

By : /s/ Wellman Wu

Wellman Wu

Chief Financial Officer

Date: September 19, 2008

* Print the name and title of each signing officer under his or her signature.